Inventories - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2013	Feb. 14, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Inventory [Line Items]
Allowance for excess and obsolete inventory	$ 1.5	$ 1.5		$ 1.5
Total expense charged for excess and obsolete inventory	$ 0.4		$ 0.1	$ 0.2	$ 0.7